Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2026 and December 31, 2025 are summarized as follows:

	June 30,	December 31,
	2026	2025
Software development	€7,012	€5,382
Software SKN1	248,419	248,419
Software SKN2	1,378,566	1,378,566
Computer application	51,134	33,755
Research and Development Prototypes	817,600	811,269
Web page	6,010	6,010
	2,508,741	2,483,401
Amortization	(625,777)	(381,250)
	€1,882,964	€2,102,151

During the six months ended June 30, 2026 and 2025, the Company made additions to other intangible developments of €25,340 and €450,962, respectively. Other intangible developments refer to the development carried out by the company of the Sunbox energy storage system, the SKN1 technology integrator software, which provides control, operational efficiency, and automated energy decision-making, and the SKN2 technology creator software, designed to monitor, manage, and optimize solar installations with storage from a single platform.

During the first semester of 2025, Turbo Energy had ready and already in use the new Turbo Energy software SKN2, as well as the first beta units already in use of the new SUNBOX energy storage solution developed for the U.S. market. Software development of €1,378,566 was transferred to Software SKN2 upon completion of the development.

During the six months ended June 30, 2026 and 2025, the Company recorded amortization expense of €244,527 and €48,763, respectively. The Company evaluated intangible assets for impairment for the six months ended June 30, 2026 and determined that there are no impairment losses.